INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Malta and Cayman Islands that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. Historically, most of the Company’s operating income has been trading income in Ireland.

Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2020	2019	2018
Current tax expense (benefit):
Ireland	$—	$—	$—
Luxembourg	1	55	44
Australia	139	—	(138)
Other	24	23	50
Current tax expense (benefit) — total	164	78	(44)
Deferred tax expense (benefit):
Ireland	(4,296)	21,359	9,865
Australia	—	(910)	105
Deferred tax expense (benefit) — total	(4,296)	20,449	9,970
Total income tax expense (benefit)	$(4,132)	$20,527	$9,926

The Company had no unrecognized tax benefits as of December 31, 2020 and 2019. The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2020	December 31, 2019
Deferred tax asset:
Net operating loss carry forwards	$148,824	$142,685
Net unrealized losses on derivative instruments	6,200	3,794
Basis difference on acquisition of GAAM Australian assets	—	6,575
Other	636	124
Valuation allowance	(31,739)	(33,929)
Total deferred tax asset	123,921	119,249
Deferred tax liability:
Excess of tax depreciation over book depreciation	(163,534)	(165,343)
Miscellaneous book/tax differences	—	(166)
Total deferred tax liability	(163,534)	(165,509)
Deferred tax liability, net	$(39,613)	$(46,260)

The majority of the Company’s net operating loss carryforwards are attributable to Ireland. Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. The Company has recorded valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years.

The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of the valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

At December 31, 2020 and 2019, the Company had a valuation allowance of $31.7 million and $33.9 million, respectively. For the year ended December 31, 2020, the Company recorded a net valuation allowance provision of $4.5 million. For the year ended December 31, 2019, the Company recorded a net valuation allowance reversal of $3.4 million.

For the years ended December 31, 2020, 2019 and 2018, the effective tax rate was 5.8%, 8.3% and 10.4%, respectively. The effective tax rate in any period is impacted by the source and amount of income earned and expenses incurred in different tax jurisdictions and valuation allowances the Company has recorded. The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit:

	Years ended
	2020	2019	2018
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(6.4)%	(1.4)%	(1.4)%
Tax impact of repurchased and resold Notes	—	(0.1)%	0.1%
Foreign tax rate differentials	0.3%	(0.4)%	(2.8)%
True-up of prior year tax provision	0.2%	(0.1)%	—
Non-deductible interest expense, transaction fees and expenses	(0.1)%	0.5%	1.8%
Deductible interest paid in the period	—	(2.7)%	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	—	—	0.1%
Withholding tax	(0.2)%	—	—
Other	(0.5)%	—	0.1%
Effective tax rate	5.8%	8.3%	10.4%

In 2018, the Company had a deferred tax liability of $2.1 million in connection with unrepatriated earnings from Australia, which the Company reduced by $0.9 million in 2019. In 2019, the Company recorded a benefit of $6.7 million, which it utilized as group relief to offset taxable income.

Under Irish tax legislation, Irish Revenue (“Revenue”) is entitled to make enquiries and/or raise an assessment of any corporation tax return submitted up to a period of four years from the end of the year in which the return is submitted. As such, Revenue is entitled to make enquiries and/or raise an assessment in respect of the corporation tax returns submitted by the Company’s Irish subsidiaries for each of the years ended December 31, 2016 to 2020.

Revenue is conducting a VAT audit for the period March 1, 2017 to June 30, 2018. Fly has not recorded any uncertain tax position liability or loss contingency related to this matter based on its position that Fly is able to reclaim any VAT that it is required to pay.

In February 2018, Revenue issued a Value Added Tax (“VAT”) assessment to Fly for the period from January 1, 2014 to December 31, 2016 in the amount of 6.1 million Euros, representing a portion of the VAT refunded to Fly during that time period. In March 2018, Fly appealed the assessment and the case is currently progressing through the Tax Appeals Commission process. Fly has not recorded any liability related to this assessment based on the facts and circumstances, and as also supported by a relevant tax court case, the positions taken in Fly’s VAT returns are probable to be sustained upon ultimate resolution of this matter.